INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Total	Ordinary Shares	Additional Paid-In Capital	Accumulated Deficit	Hedging Reserve	Foreign Currency Translation and Investments Reserves	Non-Controlling Interests
Beginning balance	$ 11,151	$ 11,104	$ 11	$ 24,027	$ (13,001)	$ 66	$ 1	$ 47
Beginning balance (in shares) at Dec. 31, 2023			554,000,000
Proceeds from issuance of equity instruments, net of withholding taxes (in shares)			2,000,000
Proceeds from issuance of equity instruments, net of withholding taxes	(6)	(6)		(6)
Exercise of stock options	(200)	(200)		(200)
Treasury shares (in shares)			(4,000,000)
Share-based compensation	93	93		93
Net income	289	288			288			1
Other comprehensive income (loss)	(28)	(27)				(20)	(7)	(1)
Ending balance (in shares) at Jun. 30, 2024			552,000,000
Ending balance at Jun. 30, 2024	11,299	11,252	$ 11	23,914	(12,713)	46	(6)	47
Beginning balance	11,299	11,252	11	23,914	(12,713)	46	(6)	47
Beginning balance	$ 10,824	10,776	$ 11	24,014	(13,266)	19	(2)	48
Beginning balance (in shares) at Dec. 31, 2024	552,912,823		553,000,000
Proceeds from issuance of equity instruments, net of withholding taxes (in shares)			2,000,000
Proceeds from issuance of equity instruments, net of withholding taxes	$ (12)	(12)		(12)
Share-based compensation	94	94		94
Net income	439	438			438			1
Other comprehensive income (loss)	$ 123	119				106	13	4
Ending balance (in shares) at Jun. 30, 2025	554,971,650		555,000,000
Ending balance at Jun. 30, 2025	$ 11,468	11,415	$ 11	24,096	(12,828)	125	11	53
Beginning balance	$ 11,468	$ 11,415	$ 11	$ 24,096	$ (12,828)	$ 125	$ 11	$ 53